Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2012
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Destra Global L-Series Fund (Prospectus Summary) | Destra Global L-Series Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGSX
Destra Global L-Series Fund (Prospectus Summary) | Destra Global L-Series Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGCX
Destra Global L-Series Fund (Prospectus Summary) | Destra Global L-Series Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGIX
Destra International L-Series Fund (Prospectus Summary) | Destra International L-Series Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLIAX
Destra International L-Series Fund (Prospectus Summary) | Destra International L-Series Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLICX
Destra International L-Series Fund (Prospectus Summary) | Destra International L-Series Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLIIX
Destra US All-Cap L-Series Fund (Prospectus Summary) | Destra US All-Cap L-Series Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLUAX
Destra US All-Cap L-Series Fund (Prospectus Summary) | Destra US All-Cap L-Series Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLUCX
Destra US All-Cap L-Series Fund (Prospectus Summary) | Destra US All-Cap L-Series Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLUIX